S000012096 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	293 Months Ended	466 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Blended Benchmark (consisting of 85% Bloomberg U.S. Corporate Bond Index and 15% ICE BofA U.S. Cash Pay High Yield Constrained Index)
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	0.87%	2.84%
Bloomberg U.S. Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.30%	2.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000122679 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	1.16%	2.80%
Performance Inception Date					Nov. 08, 2012
C000255091 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	1.07%	2.70%
Performance Inception Date	Oct. 02, 2024
C000032979 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.35%)	(0.18%)	1.93%
Performance Inception Date						Jul. 31, 2000
C000032979 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.99%)	(1.76%)	0.52%
Performance Inception Date						Jul. 31, 2000
C000032979 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.40%)	(0.69%)	0.91%
Performance Inception Date						Jul. 31, 2000
C000032982 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	1.07%	2.70%
Performance Inception Date							Mar. 05, 1986
C000122677 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.86%	1.21%	2.84%
Performance Inception Date					Nov. 08, 2012